Schedule of Investments (unaudited)
December 31, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Axon Enterprise, Inc.(a)	217	$ 128,968
General Electric Co.	19,403	3,236,226
Howmet Aerospace, Inc.	16,179	1,769,497
TransDigm Group, Inc.	167	211,636
		5,346,327
Automobile Components — 0.3%
Aptiv PLC(a)	10,512	635,766
Automobiles — 4.9%
Tesla, Inc.(a)	26,317	10,627,857
Biotechnology — 0.4%
Alnylam Pharmaceuticals, Inc.(a)	383	90,124
Incyte Corp.(a)	983	67,896
Moderna, Inc.(a)	989	41,122
Neurocrine Biosciences, Inc.(a)	602	82,173
Vertex Pharmaceuticals, Inc.(a)(b)	1,536	618,547
		899,862
Broadline Retail — 2.0%
Amazon.com, Inc.(a)	14,039	3,080,016
MercadoLibre, Inc.(a)	683	1,161,401
		4,241,417
Building Products — 0.4%
Lennox International, Inc.	1,332	811,588
Capital Markets — 1.7%
Ameriprise Financial, Inc.	2,924	1,556,825
Ares Management Corp., Class A	636	112,591
Goldman Sachs Group, Inc. (The)	1,917	1,097,712
KKR & Co., Inc., Class A	3,704	547,859
LPL Financial Holdings, Inc.	1,335	435,891
		3,750,878
Chemicals — 0.7%
Celanese Corp., Class A	3,260	225,625
Dow, Inc.	4,543	182,310
Sherwin-Williams Co. (The)	3,562	1,210,831
		1,618,766
Commercial Services & Supplies — 1.0%
Copart, Inc.(a)	36,105	2,072,066
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	22,200	2,453,766
Consumer Finance — 0.5%
Ally Financial, Inc.	1,706	61,433
American Express Co.	3,443	1,021,848
		1,083,281
Electric Utilities — 0.0%
NRG Energy, Inc.	627	56,568
Electrical Equipment — 0.8%
GE Vernova, Inc.	4,087	1,344,337
Vertiv Holdings Co., Class A	3,204	364,006
		1,708,343
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc.	1,567	225,491
Energy Equipment & Services — 0.4%
Schlumberger NV	21,197	812,693
Security	Shares	Value
Entertainment — 0.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	645	$ 59,766
Live Nation Entertainment, Inc.(a)	479	62,030
Netflix, Inc.(a)	1,285	1,145,346
Warner Bros Discovery, Inc., Class A(a)	13,938	147,325
		1,414,467
Financial Services — 7.2%
Apollo Global Management, Inc.(b)	7,189	1,187,335
Block, Inc., Class A(a)	3,339	283,782
Corpay, Inc.(a)	1,206	408,134
Mastercard, Inc., Class A	17,229	9,072,275
Visa, Inc., Class A	14,945	4,723,218
		15,674,744
Ground Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	2,974	157,741
Old Dominion Freight Line, Inc.	8,019	1,414,552
Uber Technologies, Inc.(a)	5,648	340,687
		1,912,980
Health Care Equipment & Supplies — 0.4%
Dexcom, Inc.(a)	2,374	184,626
IDEXX Laboratories, Inc.(a)	1,463	604,863
Insulet Corp.(a)	212	55,347
		844,836
Health Care Providers & Services — 0.3%
DaVita, Inc.(a)	290	43,369
McKesson Corp.	771	439,401
Molina Healthcare, Inc.(a)	356	103,614
		586,384
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	911	191,538
Hotels, Restaurants & Leisure — 3.8%
Airbnb, Inc., Class A(a)	6,547	860,341
Booking Holdings, Inc.	95	472,000
Chipotle Mexican Grill, Inc.(a)	28,498	1,718,429
DoorDash, Inc., Class A(a)	4,596	770,979
DraftKings, Inc., Class A(a)	6,528	242,841
Expedia Group, Inc.(a)	3,717	692,589
Flutter Entertainment PLC(a)	5,297	1,369,010
Hilton Worldwide Holdings, Inc.	745	184,134
Hyatt Hotels Corp., Class A	1,367	214,592
Royal Caribbean Cruises Ltd.	7,306	1,685,421
		8,210,336
Insurance — 1.4%
Arch Capital Group Ltd.	6,773	625,486
Progressive Corp. (The)	10,493	2,514,228
		3,139,714
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A	42,861	8,113,588
Alphabet, Inc., Class C, NVS	12,191	2,321,654
Match Group, Inc.(a)	1,479	48,378
Meta Platforms, Inc., Class A	16,265	9,523,320
Pinterest, Inc., Class A(a)	1,797	52,113
Snap, Inc., Class A, NVS(a)	3,165	34,087
		20,093,140
IT Services — 0.4%
Gartner, Inc.(a)	534	258,707

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A(a)	1,948	$ 384,477
Okta, Inc., Class A(a)	2,247	177,063
		820,247
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(a)	1,094	214,982
Media — 0.1%
Trade Desk, Inc. (The), Class A(a)(b)	1,335	156,903
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	4,284	163,134
Nucor Corp.	4,259	497,068
Steel Dynamics, Inc.	4,369	498,372
		1,158,574
Oil, Gas & Consumable Fuels — 2.0%
APA Corp.	15,463	357,041
Cheniere Energy, Inc.	664	142,674
Coterra Energy, Inc.	21,953	560,680
Devon Energy Corp.	18,646	610,283
Diamondback Energy, Inc.	1,126	184,473
EQT Corp.	16,817	775,432
Expand Energy Corp.	8,532	849,361
Hess Corp.	2,413	320,953
Ovintiv, Inc.	1,637	66,298
Targa Resources Corp.	635	113,347
Texas Pacific Land Corp.(b)	401	443,490
		4,424,032
Passenger Airlines — 0.0%
Southwest Airlines Co.	990	33,284
Pharmaceuticals — 6.4%
Eli Lilly & Co.	12,027	9,284,844
Merck & Co., Inc.	45,289	4,505,350
		13,790,194
Professional Services — 0.2%
Paycom Software, Inc.	2,154	441,505
Semiconductors & Semiconductor Equipment — 21.9%
Advanced Micro Devices, Inc.(a)	22,432	2,709,561
Applied Materials, Inc.	34,270	5,573,330
Broadcom, Inc.	61,506	14,259,551
Enphase Energy, Inc.(a)(b)	1,866	128,157
Entegris, Inc.	2,102	208,224
First Solar, Inc.(a)	1,400	246,736
KLA Corp.	9,290	5,853,815
Lam Research Corp.	53,881	3,891,825
Marvell Technology, Inc.	12,021	1,327,719
Monolithic Power Systems, Inc.	330	195,261
NVIDIA Corp.	73,693	9,896,233
NXP Semiconductors NV	3,537	735,165
QUALCOMM, Inc.	15,446	2,372,815
		47,398,392
Software — 18.9%
Adobe, Inc.(a)	18,306	8,140,312
AppLovin Corp., Class A(a)	2,876	931,335
Atlassian Corp., Class A(a)	1,105	268,935
Autodesk, Inc.(a)	1,485	438,921
Cadence Design Systems, Inc.(a)	1,896	569,672
Crowdstrike Holdings, Inc., Class A(a)	1,615	552,588
Datadog, Inc., Class A(a)	1,944	277,778
DocuSign, Inc.(a)	14,077	1,266,085
Dynatrace, Inc.(a)	4,152	225,661
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(a)	167	$ 332,485
Fortinet, Inc.(a)	4,492	424,404
Intuit, Inc.	3,876	2,436,066
Manhattan Associates, Inc.(a)	2,957	799,100
Microsoft Corp.	25,335	10,678,703
Nutanix, Inc., Class A(a)	1,757	107,493
Oracle Corp.	23,045	3,840,219
Palantir Technologies, Inc., Class A(a)	14,104	1,066,686
Palo Alto Networks, Inc.(a)(b)	4,498	818,456
PTC, Inc.(a)	1,688	310,373
Salesforce, Inc.	13,247	4,428,870
Samsara, Inc., Class A(a)	1,531	66,889
ServiceNow, Inc.(a)	1,432	1,518,092
Synopsys, Inc.(a)	1,064	516,423
Workday, Inc., Class A(a)	2,947	760,414
Zscaler, Inc.(a)	633	114,200
		40,890,160
Specialized REITs — 0.2%
American Tower Corp.	1,399	256,591
SBA Communications Corp., Class A	635	129,413
		386,004
Specialty Retail — 0.8%
Burlington Stores, Inc.(a)	1,908	543,894
O’Reilly Automotive, Inc.(a)	167	198,029
Williams-Sonoma, Inc.	5,263	974,602
		1,716,525
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	47,866	11,986,604
Dell Technologies, Inc., Class C	4,402	507,286
Pure Storage, Inc., Class A(a)	4,337	266,422
Super Micro Computer, Inc.(a)	7,444	226,893
		12,987,205
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	3,173	644,405
Lululemon Athletica, Inc.(a)	4,650	1,778,206
		2,422,611
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	3,127	690,223
Total Long-Term Investments — 99.8% (Cost: $203,783,186)		215,943,649

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	3,229,806	$ 3,231,420
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	346,940	346,940
Total Short-Term Securities — 1.7% (Cost: $3,578,605)		3,578,360
Total Investments — 101.5% (Cost: $207,361,791)		219,522,009
Liabilities in Excess of Other Assets — (1.5)%		(3,174,302)
Net Assets — 100.0%		$ 216,347,707
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 93,417	$ 3,138,154(a)	$ —	$ 103	$ (254)	$ 3,231,420	3,229,806	$ 806(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	106,816	240,124(a)	—	—	—	346,940	346,940	7,856	—
				$ 103	$ (254)	$ 3,578,360		$ 8,662	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 Micro E-Mini Index	7	03/21/25	$ 297	$ (7,626)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® MSCI USA Quality GARP ETF
(Formerly iShares® Factors US Growth Style  ETF)
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 215,943,649	$ —	$ —	$ 215,943,649
Short-Term Securities
Money Market Funds	3,578,360	—	—	3,578,360
	$ 219,522,009	$ —	$ —	$ 219,522,009
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,626)	$ —	$ —	$ (7,626)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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